Stock-based Compensation - Summary of Options Granted and Range in Vesting Periods (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0	108,288	612,771
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years